Impact of COVID-19 and military conflict between Russia and Ukraine	12 Months Ended
Mar. 31, 2022
Disclosure of Impact of COVID19 [Abstract]
Impact of COVID-19 and military conflict between Russia and Ukraine

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. Impact of COVID-19 and military conflict between Russia and Ukraine

Impact of COVID-19

The Company considered the uncertainty relating to the COVID-19 pandemic in assessing the recoverability of receivables, goodwill, intangible assets, investments and other assets. For this purpose, the Company considered internal and external sources of information up to the date of approval of these consolidated financial statements. The Company based on its judgments, estimates and assumptions including sensitivity analysis, expects to fully recover the carrying amount of receivables, goodwill, intangible assets, investments and other assets. The Company will continue to closely monitor any material changes to future economic conditions.

Impact

of military conflict between Russia and Ukraine

The Company considered the uncertainty relating to the military conflict between Russia and Ukraine in assessing the recoverability of receivables, goodwill, intangible assets, investments and other assets. The outcome of the war is difficult to predict, and it could have an adverse impact on the macroeconomic environment. Management has considered all potential impacts of the war including adherence of global sanctions and other restrictive measures against Russia and any retaliatory actions taken by Russia. For this purpose, the Company considered internal and external sources of information up to the date of approval of these consolidated financial statements.

The Company’s supply chain has been impacted primarily in Russia and Ukraine, both in terms of higher freight costs and increase in the lead time by suppliers. However, the Company has been able to service its customers without any significant shortages or disruptions. The Company based on its judgments, estimates and assumptions including sensitivity analysis, expects to fully recover the carrying amount of receivables, inventory, goodwill, intangible assets, investments and other assets. Accordingly, during the year ended March 31, 2022, the impact of this conflict on the Company’s operations and financial condition was not material. The Company will continue to closely monitor any material changes to future economic conditions.